Statement to Securityholder
Ally Auto Receivables Trust 2017-5

Distribution Information	Deal Information

1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2017-5

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	11/22/2017

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2017-5

5. Collateral Summary	Collection Period, Begin:	11/1/2020
	Collection Period, End:	11/30/2020
6. Charge-Off and Delinquency Rates	Determination Date:	12/10/2020
	Distribution Date:	12/15/2020
7. Credit Instruments
ABS Investor Relations - Ally Bank as Servicer:
8. Performance Tests	Telephone:	(866) 710-4623
	E-Mail:	securitization@ally.com
9. Asset Representations Delinquency Triggers

10. Supplemental Disclosures
The Class B Notes, the Class C Notes, and the Class D Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class B Notes, the Class C Notes, and the Class D Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

During the January 2020 Collection Period the Servicer successfully converted to a new servicing and accounting technology platform for over four million customers, including the Obligors related to the Receivables and activity disclosed in this Statement to Securityholder. The information in this Statement to Securityholder reflects Collection Period activity as impacted by the servicing and accounting technology platform conversion, including the ongoing resolution of a limited conversion backlog with respect to certain servicing activities and the implementation of certain information technology coding changes.

During the March 2020 Collection Period the Servicer announced programs to support customers, employees, and communities during the COVID-19 pandemic, including a program that allows consumer automotive customers to defer their payments for up to 120 days (the “Consumer Automotive Support Program”). A significant number of our consumer automotive customers have enrolled in the Consumer Automotive Support Program.

Statement to Securityholder
Ally Auto Receivables Trust 2017-5

1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Pass Through	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Distribution	Carryover Shortfall	Carryover Shortfall	Principal Balance
								(3) + (4) + (5) = (6)			(1) - (3) - (7) = (9)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)
A-1	02007YAA2	142,000,000.00	0.00	1.40000000	0.00	0.00	N/A	0.00	0.00	0.00	0.00
A-2	02007YAB0	170,000,000.00	0.00	1.81000000	0.00	0.00	N/A	0.00	0.00	0.00	0.00
A-3	02007YAC8	170,000,000.00	9,372,493.49	1.99000000	6,076,183.49	15,542.72	N/A	6,091,726.21	0.00	0.00	3,296,310.00
A-4	02007YAD6	46,640,000.00	46,640,000.00	2.22000000	0.00	86,284.00	N/A	86,284.00	0.00	0.00	46,640,000.00
B	02007YAE4	11,760,000.00	11,760,000.00	2.40000000	0.00	23,520.00	N/A	23,520.00	0.00	0.00	11,760,000.00
C	02007YAF1	9,800,000.00	9,800,000.00	2.54000000	0.00	20,743.33	N/A	20,743.33	0.00	0.00	9,800,000.00
D	02007YAG9	7,280,000.00	7,280,000.00	2.99000000	0.00	18,139.33	N/A	18,139.33	0.00	0.00	7,280,000.00
Certificates	N/A	N/A	N/A	N/A	N/A	N/A	171,056.53	171,056.53	N/A	N/A	N/A
Deal Totals		557,480,000.00	84,852,493.49		6,076,183.49	164,229.38	171,056.53	6,411,469.40	0.00	0.00	78,776,310.00

Statement to Securityholder
Ally Auto Receivables Trust 2017-5
2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Interest Carryover Shortfall Factor	Ending Note Pool Factor

A-1	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-2	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-3	55.1323146	35.7422558	0.0914278	35.8336836	0.0000000	19.3900588
A-4	1000.0000000	0.0000000	1.8500000	1.8500000	0.0000000	1000.0000000
B	1000.0000000	0.0000000	2.0000000	2.0000000	0.0000000	1000.0000000
C	1000.0000000	0.0000000	2.1166663	2.1166663	0.0000000	1000.0000000
D	1000.0000000	0.0000000	2.4916662	2.4916662	0.0000000	1000.0000000

Beginning Aggregate Note Pool Factor:	152.2072424
Ending Aggregate Note Pool Factor:	141.3078675

Beginning Reserve Account Balance Factor:	1000.0000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.0000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.0000000
Ending Reserve Account Balance Factor:	1000.0000000

Statement to Securityholder
Ally Auto Receivables Trust 2017-5
3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	0.00	11/16/2020	12/14/2020	Actual/360	N/A	N/A	1.40000000	1.40000000	0.00
A-2	0.00	11/16/2020	12/14/2020	30/360	N/A	N/A	1.81000000	1.81000000	0.00
A-3	9,372,493.49	11/16/2020	12/14/2020	30/360	N/A	N/A	1.99000000	1.99000000	15,542.72
A-4	46,640,000.00	11/16/2020	12/14/2020	30/360	N/A	N/A	2.22000000	2.22000000	86,284.00
B	11,760,000.00	11/16/2020	12/14/2020	30/360	N/A	N/A	2.40000000	2.40000000	23,520.00
C	9,800,000.00	11/16/2020	12/14/2020	30/360	N/A	N/A	2.54000000	2.54000000	20,743.33
D	7,280,000.00	11/16/2020	12/14/2020	30/360	N/A	N/A	2.99000000	2.99000000	18,139.33

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) + (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2	0.00	0.00	0.00	0.00	0.00
A-3	0.00	15,542.72	0.00	15,542.72	0.00
A-4	0.00	86,284.00	0.00	86,284.00	0.00
B	0.00	23,520.00	0.00	23,520.00	0.00
C	0.00	20,743.33	0.00	20,743.33	0.00
D	0.00	18,139.33	0.00	18,139.33	0.00
Deal Totals	0.00	164,229.38	0.00	164,229.38	0.00

Statement to Securityholder
Ally Auto Receivables Trust 2017-5
4. Collections and Distributions

Collections
Receipts During the Period	6,378,992.71
Administrative Purchase Payments	27,036.69
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	83,717.08
Other Fees or Expenses Paid	0.00
Total Collections	6,489,746.48

Beginning Reserve Account Balance	1,399,999.80
Total Available Amount	7,889,746.28

Distributions
Total Available Amount	7,889,746.28
Basic Servicing Fee	76,777.08
Amounts owing to the Asset Representations Reviewer, Indenture Trustee, and Vote Tabulation Agent in connection with an Asset Representations Review	0.00
Aggregate Class A Interest Distributable Amount	101,826.72
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	23,520.00
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	20,743.33
Third Priority Principal Distributable Amount	0.00
Aggregate Class D Interest Distributable Amount	18,139.33
Fourth Priority Principal Distributable Amount	0.00
Reserve Account Deposit	1,399,999.80
Noteholders' Regular Principal Distributable Amount	6,076,183.49
Indenture Trustee expenses	0.00
Unpaid Fees due to Owner Trustee, Indenture Trustee, Administrator and Asset Representations Reviewer	1,500.00
Excess Total Available Amount to the Certificateholders	171,056.53

Supplemental Servicing Fees	16,741.73
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	4,200.00

Statement to Securityholder
Ally Auto Receivables Trust 2017-5

5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
Deal Totals	Number of Receivables	35,136	12,201	11,751
	Aggregate Receivables Principal Balance	559,999,919.78	92,132,492.45	86,056,308.96
	Aggregate Amount Financed	559,999,919.78	92,132,492.45	86,056,308.96

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending	Inception	Beginning	Ending	Inception	Beginning	Ending
	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted
	Average	Average	Average	Average	Average	Average	Average	Average	Average
	Coupon	Coupon	Coupon	Original	Original	Original	Remaining	Remaining	Remaining
				Maturity	Maturity	Maturity	Maturity	Maturity	Maturity
Deal Totals	5.72000000	6.34814512	6.37446313	65.97	68.76	68.85	52.59	25.84	25.16

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.20%	1.13%	1.06%	1.29%	1.16%	1.32%	1.32%	1.25%	1.18%	1.21%	1.42%	0.98%	1.28%	1.14%	1.05%	1.18%	1.05%	1.19%	1.25%	1.24%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.04%	1.37%	1.19%	1.27%	1.20%	1.07%	1.21%	1.08%	1.01%	1.09%	0.91%	0.78%	0.95%	1.11%	1.19%	1.09%	1.18%	1.01%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder
Ally Auto Receivables Trust 2017-5
6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	89,094,400.71	14	56,812.46	4,058.03	0.7652%	11,751	71	0.6042%
Preceding	95,588,465.91	17	66,664.72	3,921.45	0.8369%	12,201	71	0.5819%
Next Preceding	102,471,532.27	9	-13,138.47	-1,459.83	-0.1539%	12,733	60	0.4712%
Third Preceding	109,668,835.48	13	46,840.02	3,603.08	0.5125%	Three Month Average		0.5524%
Four Month Average					0.4902%
B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total	Total Balance	Percent
	Financed	Charge-Offs		Stratification	Accounts		Delinquent
Totals	559,999,919.78	4,723,628.25	0.8435%	31 - 60 days	160	1,642,006.92	1.9081%
The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables				61 - 90 days	47	455,108.65	0.5288%
Trust 2017-5 related to delinquencies, charge-offs or uncollectible accounts.				91 - 120 days	20	210,987.69	0.2452%
				> 120 days	4	28,885.49	0.0336%
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.

				Bankruptcies		Total Accounts	Total Balance
				Prior Period[1]		132	1,215,983.22
				Additions		4	21,927.31
1. Total Balance for Prior Period reflects the aggregate balance as of the last day of the related Collection Period.				Removals[2]		4	14,169.23
2. Removals include bankruptcies returned to active status, bankruptcies paid-in-full, and charge-offs on prior period bankruptcies.				Ending Inventory		132	1,223,741.30

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	1,399,999.80	1,399,999.80	0.00	0.00	0.00	1,399,999.80	1,399,999.80

Statement to Securityholder
Ally Auto Receivables Trust 2017-5
8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Asset Representations Review Delinquency Trigger	PASS
Overcollateralization Target reached?	YES
Initial Overcollateralization	2,519,919.78
Current Overcollateralization	7,279,998.96
Overcollateralization Target	7,279,998.96

9. Asset Representations Delinquency Triggers

Period	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Trigger Level	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
61+ Delinquencies	0.02%	0.13%	0.22%	0.28%	0.30%	0.20%	0.21%	0.25%	0.22%	0.31%	0.38%	0.42%	0.44%	0.44%	0.55%	0.49%	0.41%	0.33%	0.34%	0.38%

Period	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Trigger Level	1.60%	1.60%	1.60%	1.60%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	2.25%	2.25%	2.25%	2.25%
61+ Delinquencies	0.42%	0.42%	0.48%	0.52%	0.54%	0.49%	0.51%	0.57%	0.54%	0.50%	0.30%	0.25%	0.19%	0.29%	0.40%	0.56%	0.78%	0.81%

Period	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Trigger Level	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%
61+ Delinquencies

10. Supplemental Disclosures

Number of Receivables extended during the current Collection Period	73
Other than as disclosed above in Section 10 of this Statement to Securityholder, there have been no material modifications, extensions, or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.

This Servicer Certificate relates only to AART 2017-5. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2017-5 will perform in the future.